Company's financial assets and liabilities measured at fair value (TABLE)	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Company's financial assets and liabilities measured at fair value
Company's financial assets and liabilities measured at fair value on September 30, 2015 and 2014

The following table sets forth by level with the fair value hierarchy the Company’s financial assets and liabilities measured at fair value on September 30, 2015 and 2014:

September 30, 2015:	Level 1	Level 2	Level 3	Total

Assets
Exploration property	$—	$—	$1,864,608	$1,864,608
Liabilities
None	$—	$—	$—	$—

September 30, 2014:	Level 1	Level 2	Level 3	Total

Assets
Exploration property	$—	$—	$1,864,608	$1,864,608
Liabilities
None	$—	$—	$—	$—

Company's financial assets and liabilities measured at fair value on December 31, 2015

The following table sets forth by level with the fair value hierarchy the Company’s assets and liabilities measured at fair value as of:

December 31, 2015:	Level 1	Level 2	Level 3	Total

Assets
None	$—	$—	$—	$—
Liabilities
Derivative liabilities	$—	$—	$293,833	$293,833